Note 08 - Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2011
Property Plant and Equipment [Abstract]
Note 08 - Property, Plant and Equipment, Net [Text Block]

8.   Property, Plant and Equipment, Net

a)   Accounting treatment of Assignment Agreement (“Cessão Onerosa”)

On September 3, 2010, Petrobras entered into an agreement with the Brazilian federal government (Assignment Agreement), under which the government assigned to the Company the right to conduct research activities and the exploration and production of fluid hydrocarbons in specified pre-salt areas, subject to a maximum production of five billion barrels of oil equivalent up to 40 years renewable for more five years upon certain conditions.

The Assignment Agreement provides for a subsequent revision of the volume and the price, based on an independent third party assessment. If the contract parties determine that the value of the rights acquired is higher than the initial purchase price, the Company may either pay the difference to the Brazilian federal government, in which case is expected the recognition of the difference as Property Plant & Equipment (long-term asset), or reduce the total volume acquired under the contract, in which case there would be no impact on the balance sheet. If the contract parties determine that the value of the rights acquired is lower than the initial purchase price, the Brazilian federal government will pay for the difference in cash and/or bonds, dependent of Government Budget conditions and it is expected a reduction of the amount originally recorded as Property Plant & Equipment (long-term asset) by the amount received from the Brazilian federal government.

The agreement also establishes minimum commitments with respect to local acquisition of goods and services from Brazilian suppliers in the exploration stage and in the development stage of production, which will be subject to proof with ANP. In the event of non-compliance, ANP will be able to apply administrative and pecuniary sanctions established in the contract.

The Company will record any adjustment to the acquisition cost, when it is probable and determinable it will pay or receive in the future, amounts as a result of the subsequent revision.